Revenue by Geographic Area, Based on Where Guests are Sourced (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,382	$ 15,793	$ 14,469
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,952	7,835	7,467
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,367	5,961	5,574
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,506	1,528	1,063
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 557	$ 469	$ 365